Trade and other receivables (Details) - GBP (£) £ in Thousands	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of offsetting of financial assets [line items]
R&D tax relief receivable	£ 8,686			£ 16,416
Government grants and VAT receivable	4,349			4,060
Prepayments	4,576			5,062
Other receivables	634			875
Amounts due from related party	52
Total trade and other receivables	18,297	£ 21,159	£ 20,058	26,413	£ 18,864
HMRC SME Scheme
Disclosure of offsetting of financial assets [line items]
R&D tax relief receivable	0			15,838
HMRC RDEC Scheme
Disclosure of offsetting of financial assets [line items]
R&D tax relief receivable	£ 8,686			£ 578